Debt Debt-Secured Credit Facilities Summary (Details) $ in Thousands			9 Months Ended
	Nov. 08, 2018	Oct. 03, 2018	Sep. 30, 2020 USD ($) numberOfVesselsCoveredByCreditFacility	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Number of vessels			54
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 650,795	$ 738,699
Ultramax
Debt Instrument [Line Items]
Number of vessels | numberOfVesselsCoveredByCreditFacility			33
$12.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 0	8,617
$27.3 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			0	8,813
$38.7 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			0	10,200
$12.8 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 0	11,475
$30.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.20%
Line of Credit Facility, Commitment Fee Percentage			0.88%
Debt Instrument, Maturity Date, Description			September 18, 2023
Long-term Debt, Gross			$ 26,166	27,198
Debt Instrument, Collateral Amount			$ 60,782
$30.0 Million Credit Facility [Member] | Kamsarmax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			2
$30.0 Million Credit Facility [Member] | Ultramax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			0
$60.0 Million Credit Facility [Member] [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.25%
Line of Credit Facility, Commitment Fee Percentage			0.90%
Debt Instrument, Maturity Date, Description			September 14, 2023
Long-term Debt, Gross				26,573
Debt Instrument, Collateral Amount			$ 52,581
$60.0 Million Credit Facility [Member] [Member] | Kamsarmax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			0
$60.0 Million Credit Facility [Member] [Member] | Ultramax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			2
$184.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.40%
Line of Credit Facility, Commitment Fee Percentage			0.96%
Debt Instrument, Maturity Date, Description			September 21, 2023
Long-term Debt, Gross			$ 66,552	130,145
Debt Instrument, Collateral Amount			$ 289,697
$184.0 Million Credit Facility [Member] | Kamsarmax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			5
$184.0 Million Credit Facility [Member] | Ultramax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			6
$34.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.35%
Line of Credit Facility, Commitment Fee Percentage		1.175%
Debt Instrument, Maturity Date, Description		October 3, 2025
Long-term Debt, Gross			$ 30,786	31,571
Debt Instrument, Collateral Amount			$ 54,754
$34.0 Million Credit Facility [Member] | Kamsarmax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			2
$34.0 Million Credit Facility [Member] | Ultramax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			0
$90.0 Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.35%
Line of Credit Facility, Commitment Fee Percentage	1.00%
Debt Instrument, Maturity Date, Description	November 8, 2023
Long-term Debt, Gross			$ 72,550	82,100
Debt Instrument, Collateral Amount			$ 133,362
$90.0 Credit Facility [Member] | Kamsarmax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			0
$90.0 Credit Facility [Member] | Ultramax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			6
$85.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.85%
Line of Credit Facility, Commitment Fee Percentage			1.14%
Debt Instrument, Maturity Date, Description			February 15, 2023
Long-term Debt, Gross			$ 33,531	$ 46,499
Debt Instrument, Collateral Amount			$ 69,612
$85.5 Million Credit Facility [Member] | Kamsarmax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			0
$85.5 Million Credit Facility [Member] | Ultramax | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels			3